Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model - $ / shares	Jul. 23, 2020	May 06, 2020
Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model [Line Items]
Grant date share price	$ 2.184
Exercise share price	$ 2.150
Risk free rate	0.05%
Expected volatility	117.00%
Option life	10 years
Weighted average share price	$ 2.184
Weighted average fair value per share option	2.150
Bottom of range [member]
Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model [Line Items]
Grant date share price	2.184	$ 0.853
Exercise share price	$ 2.150	$ 0.478
Risk free rate	0.04%	0.04%
Expected volatility	92.00%	92.00%
Option life	10 years	10 years
Weighted average share price	$ 2.184	$ 0.853
Weighted average fair value per share option	$ 2.150	0.478
Top of range [member]
Share Based Payments (Details) - Schedule of model inputs for options granted under the Black Scholes Valuation model [Line Items]
Grant date share price		0.853
Exercise share price		$ 0.478
Risk free rate		0.05%
Expected volatility		117.00%
Option life		10 years
Weighted average share price		$ 0.853
Weighted average fair value per share option		$ 0.478